Mezzanine Equity, Series F Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 06, 2024	Mar. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 17, 2022
Mezzanine Equity [Abstract]
Shares redeemed (in shares)			3,659,627	2,191,121
Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)		7,200,000
Number of common shares that can be voted for each preferred share (in shares)	10
Liquidation preference (in dollars per share)	$ 10
Redemption premium as a percentage of Liquidation Amount	20.00%
Minimum voting rights percentage	50.00%
Dividend rate			13.50%
Percentage of Liquidation Amount used to calculate one-time cash dividend			4.00%
Dividends declared			$ 0	$ 5,009
Series F Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Redemption premium percentage	40.00%
Related Party [Member] | Africanus [Member]
Mezzanine Equity [Abstract]
Shipbuilding costs to be assumed						$ 47,630
Due to related parties		$ 24,370
Related Party [Member] | Africanus [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Remaining payment obligations						$ 27,978
Related Party [Member] | Africanus [Member] | Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Preferred shares to be sold (in shares)						7,560,759
Shares redeemed (in shares)	3,659,627			2,191,121	1,349,252
Shares redeemed	$ 43,916			$ 26,293	$ 16,191
Dividends declared			$ 0	$ 5,009